UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 860-761-9797
Signature, Place, and Date of Signing:
William Newman, Hartford CT, February 13, 2007
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 57
Form 13F Information Table Value Total: $90,664
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item
7
Item 8 a)
b)
c)
ABBOTT LABORATORIES
Common Stocks
2824100
234
4806
4806



4806


ALTRIA GROUP INC
Common Stocks
02209S103
2908
33886
33886



33886


AMERICAN ELECTRIC POWER
Convertible Bonds
25537101
681
16004
16004



16004


AMERICAN INTERNATIONAL GROUP
Common Stocks
26874107
211
2950
2950



2950


ANHEUSER-BUSCH COS. INC
Common Stocks
35229103
1617
32860
32860



32860


AT&T INC NEW
Common Stocks
00206R102
2383
66650
66650



66650


BANK OF AMERICA CORP
Common Stocks
60505104
601
11263
11263



11263


BERKSHIRE HATHAWAY INC - CL B
Common Stocks
84670207
2060
562
562



562


BP PLC - ADR
Common Stocks
55622104
271
4042
4042



4042


CBS CORP NEW CL B
Common Stocks
124857202
2231
71548
71548



71548


CHEVRON CORP
Common Stocks
166764100
893
12138
12138



12138


CINCINNATI FINANCIAL CORP
Common Stocks
172062101
1944
42905
42905



42905


CISCO SYSTEMS INC
Common Stocks
17275R102
1366
49990
49990



49990


CITIGROUP INC
Common Stocks
172967101
2673
47993
47993



47993


COCA-COLA CO
Common Stocks
191216100
2472
51232
51232



51232


COLGATE-PALMOLIVE CO
Common Stocks
194162103
208
3184
3184



3184


CONOCOPHILLIPS
Common Stocks
20825C104
1757
24425
24425



24425


ELI LILLY & CO
Common Stocks
532457108
1306
25065
25065



25065


ERHC ENERGY INC
Common Stocks
26884J104
17
40000
40000



40000


EXXON MOBIL CORP
Common Stocks
30231G102
4508
58824
58824



58824


FANNIE MAE
Common Stocks
313586109
1948
32805
32805



32805


FIFTH THIRD BANCORP
Common Stocks
316773100
2158
52724
52724



52724


GENERAL DYNAMICS CORP
Common Stocks
369550108
297
4000
4000



4000


GENERAL ELECTRIC CO
Common Stocks
369604103
3979
106925
106925



106925


GENERAL MILLS INC
Common Stocks
370334104
297
5150
5150



5150


HALLIBURTON CO
Common Stocks
406216101
1272
40965
40965



40965


HEWLETT-PACKARD CO
Common Stocks
428236103
2784
67581
67581



67581


HONEYWELL INTL INC
Common Stocks
438516106
246
5427
5427



5427


HSBC HOLDINGS PLC - ADR
Common Stocks
404280406
392
4276
4276



4276


HYFLUX LTD
Common Stocks
Y3817K105
23
15000
15000



15000


ILLINOIS TOOL WORKS
Common Stocks
452308109
1884
40780
40780



40780


INTEL CORP
Common Stocks
458140100
1499
74023
74023



74023


INTL BUSINESS MACHINES CORP
Common Stocks
459200101
564
5805
5805



5805


JOHNSON & JOHNSON
Common Stocks
478160104
3195
48387
48387



48387


JOHNSON CONTROLS INC
Common Stocks
478336107
344
4000
4000



4000


KIMBERLY-CLARK CORP
Common Stocks
494368103
2219
32650
32650



32650


MEDTRONIC INC
Common Stocks
585055106
2113
39483
39483



39483


MERCK & CO INC
Common Stocks
589331107
1986
45551
45551



45551


MICROSOFT CORP
Common Stocks
594918104
1959
65600
65600



65600


NABORS INDUSTRIES
Common Stocks
G6359F103
210
7040
7040



7040


NEW PLAN EXCEL REALTY TRUST
Common Stocks
648053106
1475
53658
53658



53658


NEW YORK COMMUNITY BANCORP
Common Stocks
649445103
233
14450
14450



14450


PEPSICO INC
Common Stocks
713448108
3415
54600
54600



54600


PFIZER INC
Common Stocks
717081103
319
12300
12300



12300


PROCTER & GAMBLE CO
Common Stocks
742718109
4761
74074
74074



74074


ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1294
14462
14462



14462


ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
1842
26020
26020



26020


T ROWE PRICE GROUP INC
Common Stocks
74144T108
2578
58888
58888



58888


TARGET CORP
Common Stocks
8.7612E+110
1821
31920
31920



31920


TEXAS INSTRUMENTS INC
Common Stocks
882508104
1344
46670
46670



46670


UBS AG - NEW
Common Stocks
H89231338
1949
32310
32310



32310


UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
1990
26545
26545



26545


UNITED TECHNOLOGIES CORP
Common Stocks
913017109
2532
40505
40505



40505


VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
1016
27286
27286



27286


VIACOM INC NEW CL B
Common Stocks
92553P201
924
22520
22520



22520


WALGREEN CO
Common Stocks
931422109
2158
47030
47030



47030


WAL-MART STORES INC
Common Stocks
931142103
1303
28215
28215



28215

